ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Schedule of accounts payable and accrued liabilities
(In Thousands of US Dollars)
Description	2025	2024
Accounts payable	$4,027	$3,869
Accrued liabilities:
Payroll related liabilities	22	23
Other accrued liabilities	5	5
Accounts payable and accrued liabilities	$4,054	$3,897
Accounts payable to related parties (Note 22)	55	27
Accrued interest payable to related party (Note 9)	659	219
Total	$4,768	$4,143